UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 15, 2010
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 2,086,279


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.		COM	00163T109	66894	2527151	    SH		Sole		902786		1624365
Alexandria Real Estate Equitie	COM	015271109	54911	784454	    SH		Sole		300912		483542
American Campus Communities	COM	024835100	9354	307300	    SH		Sole		76000		231300
Associated Estates Realty Corp	COM	045604105	19389	1386902	    SH		Sole		351790		1035112
AvalonBay Communities, Inc.	COM	053484101	96552	929010	    SH		Sole		344057		584953
BRE Properties, Inc.		COM	05564E106	30278	729594	    SH		Sole		188997		540597
Boston Properties, Inc.		COM	0101121101	125102	1505080	    SH		Sole		560502		944578
Brandywine Realty Trust		COM	0105368203	27569	2250499	    SH		Sole		606260		1644239
Brookfield Asset Mangement	COM	0112585104	261	9200	    SH		Sole		9200
Brookfield Properties Corp.	COM	0112900105	11790	757200	    SH		Sole		513300		243900
Coresite Realty Corp.		COM	021870Q105	9014	550000	    SH		Sole		221200		328800
Corporate Office Properties	COM	22002T108	35135	941727	    SH		Sole		249659		692068
DiamondRock Hospitality		COM	252784301	12721	1340411	    SH		Sole		354410		986001
Digital Realty Trust		COM	253868103	45568	738535	    SH		Sole		197934		540601
Douglas Emmett Inc.		COM	25960P109	23963	1368533	    SH		Sole		369097		999436
Duke Realty Corporation		COM	264411505	18043	1556735	    SH		Sole		414819		1141916
Eastgroup Properties		COM	277276101	21980	588014	    SH		Sole		159287		428727
Equity Lifestyle Properties	COM	29472R108	49789	913881	    SH		Sole		387392		526489
Equity Residential		COM	29476L107	141569	2976018	    SH		Sole		1084549		1891469
Essex Property Trust, Inc.	COM	297178105	62096	567395	    SH		Sole		214524		352871
Extra Space Storage, Inc	COM	30225T102	13058	814107	    SH		Sole		216467		597640
Federal Realty Investment Trus	COM	313747206	68375	837318	    SH		Sole		318005		519313
Glimcher Realty Trust		COM	379302102	10015	1628470	    SH		Sole		443257		1185213
HCP Inc.			COM	40414L109	86307	2398767	    SH		Sole		855852		1542915
Hersha Hospitality Trust	COM	427825104	9544	1842549	    SH		Sole		511896		1330653
Host Hotels & Resorts, Inc.	COM	44107P104	45601	3149260	    SH		Sole		836171		2313089
Kilroy Realty			COM	49427F108	24555	740957	    SH		Sole		194165		546792
Liberty Property Trust		COM	531172104	35368	1108717	    SH		Sole		293891		814826
Marriott International-CL A	COM	571903202	13679	381785	    SH		Sole		259185		122600
Nationwide Health Properties, 	COM	638620104	83548	2160544	    SH		Sole		783626		1376918
Post Properties, Inc.		COM	737464107	25809	924399	    SH		Sole		244170		680229
Public Storage			COM	74460D109	121713	1254261	    SH		Sole		451994		802267
Regency Centers Corp.		COM	758849103	43404	1099668	    SH		Sole		401307		698361
SL Green Realty Corp.		COM	78440X101	39257	619874	    SH		Sole		222808		397066
Saul Centers, Inc.		COM	804395101	27253	649650	    SH		Sole		176003		473647
Simon Property Group, Inc.	COM	828806109	217063	2340556	    SH		Sole		837979		1502577
Starwood Hotels & Resorts Worl	COM	85590A401	84959	1616738	    SH		Sole		615720		1001018
Taubman Centers, Inc.		COM	876664103	65748	1473833	    SH		Sole		583642		890191
The Macerich Company		COM	554382101	70734	1646887	    SH		Sole		641317		1005570
Vornado Realty Trust		COM	929042109	138309	1617084	    SH		Sole		586468		1030616
REPORT SUMMARY 			     40	DATA RECORDS	2086279		      0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
